EQUITY PORTFOLIOS

PROSPECTUS SUPPLEMENT

SUPPLEMENT DATED JUNE 30, 2008 TO PROSPECTUS DATED APRIL 1, 2008

The following replaces the second paragraph under Fund Management on Page 30 of the Prospectus:

Effective June 30, 2008, the managers for the Diversified Growth Portfolio are John S. Cole and George Maris, both Senior Vice Presidents of Northern Trust. Mr. Cole has had such responsibility since July 2005, and Mr. Maris has had such responsibility since June 30, 2008. Mr. Cole joined Northern Trust in 2005. From 1997 to 2005, Mr. Cole was with Lincoln Equity Management, LLC and from 2003 to 2005 he served as its Chief Operating Officer. He has managed various equity portfolios during the last five years. Mr. Maris joined Northern Trust in June 2008 as a senior portfolio manager. From 2004 to 2008, Mr. Maris was with Columbia Management Group as a senior portfolio manager. Prior to that position, he served as a portfolio manager for two years at Putnam Investments.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

Supplement dated June 30, 2008 to Statement of Additional Information dated April 1, 2008

The following information is added to the “Portfolio Managers” section beginning on page 57:

PORTFOLIO MANAGERS

Fund	Portfolio Manager(s)
NIF Diversified Growth Portfolio	John S. Cole and George Maris

Accounts Managed by the Portfolio Managers

The table below discloses accounts within each type of category listed below for which George Maris is jointly and primarily responsible for day-to-day portfolio management as of the dates indicated.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance
Northern Funds:*	0	$0	0	$0
Northern Institutional Funds:*	0	$0	0	$0
Other Registered Investment Companies:*	0	$0	0	$0
Other Pooled Investment Vehicles:*	0	$0	0	$0
Other Accounts:*	0	$0	0	$0
*	Information is as of May 31, 2008.

Disclosure of Securities Ownership:

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
George Maris*	Diversified Growth Portfolio	$0
*	Information is as of May 31, 2008.